Property and equipment (Details) - Schedule of property and equipment - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 53,368,345	$ 45,956,899
Less: accumulated depreciation	(40,452,572)	(32,256,023)
Total - Net	12,915,773	13,700,876
Website and software development [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	50,697,486	43,265,793
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	851,926	851,926
Computers and electronics [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	1,015,853	994,925
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	325,504	430,162
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	300,673	237,190
Video and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 176,903	$ 176,903